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PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II SHARES

                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Emerging Markets VCT Portfolio

   Portfolio and Performance Update                                            1

   Portfolio Management Discussion                                             2

   Schedule of Investments                                                     4

   Financial Statements                                                        9

   Notes to Financial Statements                                              13

PIONEER EMERGING MARKETS VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/01

GEOGRAPHICAL DIVERSIFICATION
(As a percentage of equity holdings)

               [CHART]

Other                            27%
South Korea                      11%
China                            10%
India                            10%
Mexico                           10%
Taiwan                            8%
Brazil                            8%
South Africa                      7%
Indonesia                         5%
Malaysia                          4%

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

              [CHART]

Financials                       29%
Communication Services           20%
Consumer Staples                 14%
Basic Materials                   9%
Consumer Cyclicals                7%
Energy                            6%
Utilities                         5%
Technology                        5%
Capital Goods                     3%
Transportation                    1%
Health Care                       1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

1. China Mobile Ltd.                                                       2.61%
2. Grupo Financiero Banamex Accival (Class 0)                              2.32
3. PT Indostat Indonesian Satelite Corp. (A.D.R.)                          1.89
4. Telekomunik Indonesia SP (A.D.R.)                                       1.60
5. CNOOC Ltd.                                                              1.59

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                      6/30/01        12/31/00
Net Asset Value per Share                             $11.52          $12.08

DISTRIBUTIONS PER SHARE             INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 6/30/01)                DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                    $    -         $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EMERGING MARKETS VCT PORTFOLIO at net asset value, compared to the growth of the MSCI Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                         [CHART]

                     Pioneer Emerging           MSCI Emerging Markets
                     Markets VCT Portfolio*     Free Index

 5/31/2000                 $10,000                     $10,000
 6/30/2000                 $10,654                     $10,352
                           $ 9,883                     $ 9,820
                           $10,033                     $ 9,868
 9/30/2000                 $ 8,823                     $ 9,007
                           $ 8,064                     $ 8,354
                           $ 7,318                     $ 7,623
12/31/2000                 $ 7,575                     $ 7,807
                           $ 8,616                     $ 8,879
                           $ 7,958                     $ 8,182
 3/31/2001                 $ 6,904                     $ 7,380
                           $ 7,174                     $ 7,736
                           $ 7,299                     $ 7,828
 6/30/2001                 $ 7,224                     $ 7,668

The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS (As of June 30, 2001)

NET ASSET VALUE*

Life-of-Portfolio                   -30.63%
(05/01/00)
1 Year                              -32.20%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/01

For the six months ended June 30, 2001, Pioneer Emerging Markets VCT Portfolio returned -4.64% at net asset value. The MSCI Emerging Markets Free Index had a total return of -1.78% over the same period.

In the following discussion, Mark Madden, portfolio manager of the Pioneer Emerging Markets VCT Portfolio addresses the factors impacting the Portfolio's performance and the outlook for emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS VCT PORTFOLIO IN THE SIX MONTHS ENDING JUNE 30, 2001?

A: Market conditions have been extremely challenging for equity investors around the world. Fears of slowing global growth and a potential recession in the United States made it difficult to achieve positive returns in most equity markets. Emerging markets fared a bit better than major developed markets in North America, Europe and Japan, partly because many emerging markets are in a different economic cycle than developed countries. Many emerging markets experienced a major economic downturn in 1997-98. This downturn provided a catalyst for many companies to initiate restructuring to improve efficiency and lay the foundation for a recovery in profits. We are now in the early years of an economic recovery and the profit cycle may be turning up. In contrast, the United States and Europe appear to be in the early stages of a deceleration in economic growth and profits.

      In the six months ended June 30, 2001, performance was helped by a substantially underweighted position in Israeli stocks, which were punished doubly by the decline in the technology sector and the unraveling of the Middle East peace process. A significant overweighting in China contributed to Portfolio performance during the period, as domestic growth and the potential accession to the World Trade Organization drove that market up nearly 40%.

      Relative performance was hurt by our underweighted positions in South Africa and Mexico, which turned in surprisingly strong performances. In Brazil, meanwhile, our overweighting in the early part of the period hurt relative performance, as the market soured in the face of an energy crisis and contagion from neighboring Argentina which has been struggling to reform its economy and restructure its government debt obligations. We had very small direct exposure to Argentina (0.29% of net assets as of June 30, 2001) but were surprised at the extent to which Brazil's markets suffered due to the Argentine crisis.

Q:    WHAT IS YOUR INVESTMENT STRATEGY?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects, proven management ability and selling at a discount to our estimation of fair value. We look for companies that are well-positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q: WHERE ARE YOU FINDING ATTRACTIVE INVESTMENT OPPORTUNITIES IN THE EMERGING MARKETS?

A: We believe there are good opportunities available in companies that derive revenues from the domestic economy of their home country. In Asia, for example, domestic demand in many countries is just beginning to recover after suffering difficult times in 1997-98. The economic cycle in Asia is in a different phase than that of the United States economy. Whereas profit margins may have peaked in the United States, we are looking for improvement in profit margins and earnings of Asian companies in the financial, consumer and telecommunication sectors. We, in fact, are cautious in our view of the sustainability of strong demand in the United States economy. We believe that U.S. imports of electronic equipment, autos and other goods will continue to be weak in the near term. Last year, we reduced our exposure to companies that derive significant revenues from sales of products to the U.S. market.

[SIDENOTE]

Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

      As for countries, we view the prospects for China and India positively. We believe the economies in these countries are poised to grow at rates higher than much of the rest of the world, and the stocks in these countries are attractively valued. We are less optimistic on Taiwan, South Korea and Mexico because these countries depend to a significant extent on exports of electronics and other products to the United States, and Europe.

Q:    WHAT IS YOUR OUTLOOK?

A: We continue to be optimistic about the prospects for emerging markets. First, the interest rate and liquidity environment has improved dramatically from last year. Second, valuations of emerging market stocks are very attractive. Finally, earnings growth potential remains strong for many companies that do not depend on sales to customers in the United States. Local demand in many developing countries is just beginning to recover after the crises of 1997-98. Thus, many of the concerns that weighed on emerging markets last year appear to be easing this year. The main risk relates to the health of the U.S. and world economy. If the downturn in the United States economy proves steeper and longer than expected, this will negatively impact the performance of global equity markets. Despite this potential global risk to equity markets, we believe that investors in emerging markets will be rewarded over the long term as the growth outlook and valuations of emerging market stocks appear more attractive than those of companies in the United States.

      INVESTING IN EMERGING MARKETS CARRIES ITS OWN SET OF RISKS, INCLUDING BUT NOT LIMITED TO, CURRENCY FLUCTUATIONS, AND SOCIAL AND ECONOMIC INSTABILITY. HOWEVER, WE FEEL CONFIDENT THAT THE LONG-TERM PROSPECTS INVITE SERIOUS CONSIDERATION.

SCHEDULE OF INVESTMENTS 6/30/01 (UNAUDITED)

SHARES                                                                     VALUE
           PREFERRED STOCKS - 2.3%

           CAPITAL GOODS - 0.4%
           AEROSPACE/DEFENSE - 0.4%
   1,500   Embraer Aircraft Corp. (A.D.R.)                            $   58,575
                                                                      ----------
           TOTAL CAPITAL GOODS                                        $   58,575
                                                                      ----------
           COMMUNICATION SERVICES - 0.5%
           TELEPHONE - 0.5%
   3,901   Tele Norte Leste Participacoes (A.D.R.)                    $   59,529
                                                                      ----------
           TOTAL COMMUNICATION SERVICES                               $   59,529
                                                                      ----------
           FINANCIALS - 0.7%
           BANKS (MAJOR REGIONAL) - 0.7%
 110,200   Itausa - Investimentos Itau SA*                            $  100,073
                                                                      ----------
           TOTAL FINANCIALS                                           $  100,073
                                                                      ----------
           UTILITIES - 0.7%
           ELECTRIC COMPANIES - 0.7%
  16,600   Centrais Electricas Brasileiras SA (A.D.R.)                $   97,525
                                                                      ----------
           TOTAL UTILITIES                                            $   97,525
                                                                      ----------
           TOTAL PREFERRED STOCKS
           (Cost $332,355)                                            $  315,702
                                                                      ----------
           COMMON STOCK - 97.2%

           BASIC MATERIALS - 8.8%
           ALUMINUM - 0.2%
   1,800   Hindalco Industries Ltd.                                   $   31,929
                                                                      ----------
           CHEMICALS - 0.9%
   6,799   Daelim Industrial Co.                                      $   53,848
     200   Reliance Industries Ltd. (144A)*                                3,130
   4,100   Reliance Industries Ltd. (G.D.R.) (144A)*                      64,165
                                                                      ----------
                                                                      $  121,143
                                                                      ----------
           CHEMICALS (DIVERSIFIED) - 0.2%
   1,840   LG Chemicals, Ltd.*                                        $   24,477
                                                                      ----------
           CHEMICALS (SPECIALTY) - 1.2%
  32,000   Formosa Plastic Corp.                                      $   36,526
  43,300   Indian Petrochemicals Corp. Ltd.*                              47,175
  73,000   Nan Ya Plastics Corp.*                                         73,784
                                                                      ----------
                                                                      $  157,485
                                                                      ----------
           CONSTRUCTION (CEMENT & AGGREGATES) - 0.3%
  12,000   Gujarat Ambuja Cements Ltd.                                $   47,270
                                                                      ----------
           GOLD & PRECIOUS METALS MINING - 1.3%
   1,975   Anglogold Ltd.                                             $   73,026
   2,200   Compania de Minas Buenaventura SA (A.D.R.)                     40,568
     700   Compania de Minas Buenaventura SA*                              6,077
   8,700   Gold Fields Ltd.*                                              39,184
 211,000   PT Aneka Tambang TBK*                                          18,525
                                                                      ----------
                                                                      $  177,380
                                                                      ----------
           IRON & STEEL - 2.5%
 196,000   China Steel Corp., Ltd.                                    $   97,915
   3,500   Pohang Iron & Steel Co. Ltd. (A.D.R.)                          69,020
  10,100   Remgro Ltd.*                                                   72,532
  22,200   Siderca SAIC                                                   43,086
  24,200   Tata Iron and Steel Co. Ltd.*                                  59,574
                                                                      ----------
                                                                      $  342,127
                                                                      ----------
           METALS MINING - 2.2%
   7,800   Companhia Vale do Rio Doce (A.D.R.)                        $  180,960
  11,500   KGHM Polska Miedz SA*                                          48,240
 159,000   Yanzhou Coal Mining                                            73,386
                                                                      ----------
                                                                      $  302,586
                                                                      ----------
           TOTAL BASIC MATERIALS                                      $1,204,397
                                                                      ----------
           CAPITAL GOODS - 2.6%
           ELECTRICAL EQUIPMENT - 0.3%
  11,500   Bharat Heavy Electricals (Demat Shares)                    $   43,125
                                                                      ----------
           MANUFACTURING (DIVERSIFIED) - 0.9%
  32,000   China Resources Enterprise Ltd.*                           $   53,950
 199,300   Glorious Sun Enterprises Ltd.                                  31,429
   5,500   Grasim Industries Ltd.                                         35,141
                                                                      ----------
                                                                      $  120,520
                                                                      ----------
           METAL FABRICATORS - 1.1%
  11,900   Tubos de Acero de Mexico SA (A.D.R.)                       $  150,535
                                                                      ----------
           TRUCKS & PARTS - 0.3%
   9,250   Larsen & Toubro Ltd.                                       $   43,212
                                                                      ----------
           TOTAL CAPITAL GOODS                                        $  357,392
                                                                      ----------
           COMMUNICATION SERVICES - 19.6%
           CELLULAR/WIRELESS TELECOMMUNICATIONS - 7.1%
   5,200   Advanced Information Service, Plc                          $   50,334
  67,500   China Mobile Ltd.*                                            356,548
   5,100   Mobinil-Egyptian Mobile Services*                              76,408
  11,837   SK Telecom Co., Ltd.                                          200,045
  66,500   Smartone Telecommunications                                    76,733
  47,527   Taiwan Cellular Corp.*                                         61,980
  84,800   Technology Resources Industries Bhd*                           43,739
  13,400   Total Access Communication
           Public Company Ltd.*                                           30,150
 106,400   United Communication Industry
           Public Co., Ltd.*                                              69,366
                                                                      ----------
                                                                      $  965,303

           TELECOMMUNICATIONS (LONG DISTANCE) - 0.8%
  25,500   Asia Satellite Telecommunications
           Holdings Ltd.                                              $   44,136
   5,375   Videsh Sanchar Nigam Ltd.*                                     72,025
                                                                      ----------
                                                                      $  116,161
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
           TELEPHONE - 11.7%
   1,100   Brasil Telecom                                             $   46,211
   5,000   Brasil Telecom SA*                                                 25
  33,722   Carso Global Telecom*                                          81,045
   6,600   Compania de Telephonos
           de Chile SA (A.D.R.)*                                          92,928
  12,040   Embratel Participacoes (A.D.R.)                                90,059
   9,101   Hellenic Telecommunication
           Organization SA                                               119,504
   1,600   Korea Telecom Corp.                                            63,975
   7,800   Korea Telecom Corp.                                           171,444
  24,302   Mahanagar Telephone (Demat Shares)*                            64,681
   3,750   Matav Rt (A.D.R.)                                              56,063
   7,600   Philippine Long Distance Telephone Co.                        105,103
  28,800   PT Indosat Indonesian Satellite Corp.                         257,760
   3,200   SPT Telecom AS*                                                28,993
   1,900   Tele Centro Oeste Celular
           Participacoes SA                                               16,435
  74,600   TelecomAsia Corp. Public Co., Ltd.*                            30,912
   1,300   Telefonos de Mexico SA                                         45,617
  39,340   Telekomunik Indonesia SP (A.D.R.)                             218,730
  24,200   Telekomunikacja Polska SA                                     106,045
                                                                      ----------
                                                                      $1,595,530
                                                                      ----------
           TOTAL COMMUNICATION SERVICES                               $2,676,994
                                                                      ----------
           CONSUMER CYCLICALS - 6.4%
           AUTO PARTS & EQUIPMENT - 0.7%
   1,500   Halla Climate Control Co.                                  $   46,251
  26,000   Cycle & Carriage                                               45,634
                                                                      ----------
                                                                      $   91,885
                                                                      ----------
           AUTOMOBILES - 1.0%
   1,900   Hyundai Heavy Industries*                                  $   44,852
  28,000   Mahindra & Mahindra Ltd. (G.D.R.)*                             53,900
 195,700   PT Astra International Tbk*                                    33,934
                                                                      ----------
                                                                      $  132,686
                                                                      ----------
           BUILDING MATERIALS - 0.4%
   6,900   Suez Cement Co. (144A)*                                    $   62,790
                                                                      ----------
           LEISURE TIME (PRODUCTS) - 0.8%
   6,435   Bajaj Auto Ltd. (Demat Shares)*                            $   35,513
  47,000   Berjaya Sports Toto Bhd                                        47,495
   8,341   Hero Honda Motors*                                             25,631
                                                                      ----------
                                                                      $  108,639
                                                                      ----------
           LODGING-HOTELS - 0.7%
   7,950   The Indian Hotels Co. Ltd. (G.D.R.) (144A)                 $   46,706
  34,000   Resorts World Bhd.*                                            45,632
                                                                      ----------
                                                                      $   92,338
                                                                      ----------
           PUBLISHING - 0.3%
 300,000   Oriental Press Group*                                      $   44,232
                                                                      ----------
           RETAIL (DEPT STORES) - 0.3%
     497   Shinsegae Co., Ltd.                                        $   35,923
                                                                      ----------
           RETAIL (DISCOUNT) - 0.3%
  15,915   Walmart De Mexico (Class C)                                $   39,023
                                                                      ----------
           RETAIL (SPECIALTY-APPAREL) - 0.5%
  11,600   Edgars Consolidated Stores Ltd.                            $   41,508
  51,300   Truworths International Ltd.*                                  32,443
                                                                      ----------
                                                                      $   73,951
                                                                      ----------
           SERVICES (COMMERCIAL & CONSUMER) - 0.7%
  14,700   Bidvest Group Ltd.*                                        $   91,320
                                                                      ----------
           TEXTILES (HOME FURNISHINGS) - 0.5%
 119,720   Far Eastern Textile Ltd. (G.D.R.)                          $   66,762
                                                                      ----------
           TEXTILES (SPECIALTY) - 0.2%
  48,600   Formosa Chemicals & Fibre Corp.                            $   34,019
                                                                      ----------
           TOTAL CONSUMER CYCLICALS                                   $  873,568
                                                                      ----------
           CONSUMER STAPLES - 14.3%
           BEVERAGES (ALCOHOLIC) - 2.8%
 728,000   Andalou Efes                                               $   27,911
   3,400   Companhia De Bebidas                                           78,710
  71,700   Grupo Modelo S.A. de CV                                       193,313
  11,100   South African Breweries Plc                                    84,126
                                                                      ----------
                                                                      $  384,060
                                                                      ----------
           BEVERAGES (NON-ALCOHOLIC) - 1.9%
   2,200   Coca-Cola SA de CV (A.D.R.)                                $   54,340
   3,800   Embotelladora Andina SA (A.D.R.)                               51,224
   1,300   Fomento Economico Mexicano, S.A. de CV                         55,653
   1,700   Panamerican Beverages, Inc.                                    34,510
  19,200   Sermsuk Public Co. Ltd.*                                       64,495
                                                                      ----------
                                                                      $  260,222
                                                                      ----------
           BROADCASTING (CABLE/TELEVISION/RADIO) - 0.8%
 811,300   Benpres Holdings Corp.*                                    $   25,380
   6,605   Grupo Radio Centro SA de CV (A.D.R.)                           47,886
     923   Grupo Televisa SA (A.D.R.)*                                    36,929
     600   MIH Holdings Ltd.*                                              1,267
                                                                      ----------
                                                                      $  111,462
                                                                      ----------
           DISTRIBUTORS (FOOD & HEALTH) - 0.5%
  21,700   Kimberly-Clark de Mexico, S.A. de CV                       $   64,285
                                                                      ----------
           ENTERTAINMENT - 0.4%
  35,100   Tanjong Plc                                                $   59,116
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
           FOODS - 2.2%
    2,580  Cheil Jedang Corp.                                         $   84,909
  174,000  President Enterprises Corp.                                    73,279
  584,500  PT Indofood Sukses Makmur Tbk*                                 43,619
    6,800  Tiger Brands Ltd.*                                             52,889
  307,100  Tingyi Holding Co.                                             45,672
                                                                      ----------
                                                                      $  300,368
                                                                      ----------
           HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.6%
   17,400  Accubar (New Shares)*                                      $      477
2,185,500  Arcelik A.S                                                    17,892
1,188,600  Companhia Brasileira de Distribuicao
           Grupo Pao de Acucar*                                           28,405
    1,750  LG Household & Health Care Ltd.*                               39,629
                                                                      ----------
                                                                      $   86,403
                                                                      ----------
           PERSONAL CARE - 1.4%
   10,800  Colgate-Palmolive (India)*                                 $   37,423
   35,900  Hindustan Lever Ltd.*                                         150,347
                                                                      ----------
                                                                      $  187,770
                                                                      ----------
           RESTAURANTS - 0.7%
   86,400  Kentucky Fried Chicken Bhd                                 $   92,994
                                                                      ----------
           RETAIL STORES (FOOD CHAINS) - 1.8%
    2,700  Distribucion y Servicio D&A SA                             $   39,960
  583,000  Migros Turk T.A.S                                              36,321
   51,008  President Chain Store Corp.                                   110,372
   10,300  Santa Isabel SA*                                               57,680
                                                                      ----------
                                                                      $  244,333
                                                                      ----------
           TOBACCO - 1.2%
    6,110  ITC Ltd.                                                   $  113,035
   36,500  PT Hanjaya Mandala Sampoerna Tbk*                              51,433
                                                                      ----------
                                                                      $  164,468
                                                                      ----------
           TOTAL CONSUMER STAPLES                                     $1,955,481
                                                                      ----------
           ENERGY - 5.9%
           OIL & GAS (PRODUCTION/EXPLORATION) - 0.1%
      800  Petrochina Co. Ltd. (A.D.R.)                               $   16,320
                                                                      ----------
           OIL & GAS (REFINING & MARKETING) - 0.7%
   10,000  Polski Koncern Nafto                                       $   90,300
                                                                      ----------
           OIL (DOMESTIC INTEGRATED) - 0.2%
  892,000  Tupras-Turkiye Petrol Rafinerileri A.S.                    $   22,799
                                                                      ----------
           OIL (INTERNATIONAL INTEGRATED) - 4.9%
  228,500  CNOOC Ltd.*                                                $  216,788
    2,480  Lukoil Holding (A.D.R.)                                       131,130
    8,200  Petroleo Brasileiro SA                                        213,200
    8,500  Surgutneftegaz (A.D.R.)                                       111,010
                                                                      ----------
                                                                      $  672,128
                                                                      ----------
           TOTAL ENERGY                                               $  801,547
                                                                      ----------
           FINANCIALS - 28.0%
           BANKS (MAJOR REGIONAL) - 13.5%
   12,020  Banco Bradesco SA                                          $   63,105
      550  Banco Santander                                                 9,521
  108,700  Bangkok Bank Ltd. (Foreign Shares)*                           110,502
   82,000  Bank Sinopac*                                                  37,868
    3,081  Bank Zachodni*                                                 33,084
   88,000  Chinatrust Commercial Bank*                                    61,597
    4,400  Commercial International Bank                                  39,112
    6,700  Credicorp Ltd.                                                 55,945
   23,000  Development Bank of Singapore Ltd.                            169,043
  122,160  Grupo Financiero Banamex Accival, (Class O)                   316,536
    6,825  H&CB                                                           75,621
    6,091  Kookmin Bank                                                   81,729
   35,600  Malayan Banking Bhd                                            96,495
    8,100  MISR International (144A)*                                     39,488
    3,900  National Bank of Greece SA*                                   114,447
  386,500  National Finance Public Co., Ltd.*                             84,560
    9,000  Overseas Union*                                                46,649
    3,200  Powszechny Bank Kredy*                                         78,782
   59,600  Public Bank Berhad (Foreign)                                   40,936
    5,125  Shinhan Bank                                                   52,610
    8,200  Standard Bank Investment Corporation Ltd.                      35,760
   11,200  State Bank of India*                                           52,452
5,531,500  Turkiye Garanti Bankasi AS*                                    27,834
    1,280  Uniao de Bancos Brasileiros SA
           (Unibanco) (G.D.R.)                                            32,576
   18,500  Wing Hang Bank Ltd.                                            70,563
6,869,413  Yapi ve Kredi Bankasi AS*                                      21,398
                                                                      ----------
                                                                      $1,848,213
                                                                      ----------
           BANKS (MONEY CENTER) - 1.5%
    2,300  EFG Euroban Ergasias                                       $   29,227
    9,000  Overseas-Chinese Banking Corp., Ltd.                           58,743
   72,000  PT Lippo Bank Foreign (Certificate of
           Entitlement)*                                                      --
9,050,496  Turkiye Is Bankasi (Isbank)*                                   64,337
   91,000  United World Chinese Commercial Bank*                          57,090
                                                                      ----------
                                                                      $  209,397
                                                                      ----------
           BANKS (REGIONAL) - 0.6%
   32,300  Commerce Asset Holdings Bhd                                $   51,000
    6,400  ICICI Bank Ltd.                                                32,192
                                                                      ----------
                                                                      $   83,192
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
           FINANCIAL (DIVERSIFIED) - 4.5%
   11,280  ABSA Group Ltd.                                            $   53,046
   23,000  Bank of East Asia                                              53,373
    1,000  Chang Hwa Commercial Bank*                                        485
   65,150  FirstRand Ltd.                                                 69,775
   20,300  Grupo Fin Banorte*                                             42,619
   82,800  Grupo Financiero BBVA Banc*                                    82,251
   16,900  Grupo Financiero Inbursa*                                      72,455
    4,000  Housing Development Finance
           Corp. Ltd, (Demat Shares)                                      58,631
    6,700  ICICI Ltd. (A.D.R.)                                            61,640
    7,871  Imperial Holdings Ltd.*                                        66,011
    7,100  Ultrapar Participacoes SA*                                     54,017
                                                                      ----------
                                                                      $  614,303
                                                                      ----------
           INSURANCE (LIFE/HEALTH) - 0.8%
    4,810  Interamerican*                                             $   81,659
    3,660  Liberty Group Ltd.                                             26,420
                                                                      ----------
                                                                      $  108,079
                                                                      ----------
           INSURANCE (MULTI-LINE) - 0.5%
   12,090  Aspis Pronia General Insurance SA*                         $   51,005
   29,000  Fubon Insurance Co*                                            24,005
                                                                      ----------
                                                                      $   75,010
                                                                      ----------
           INSURANCE (PROPERTY-CASUALTY) - 0.7%
   75,240  Cathay Life Insurance Co.*                                 $   90,690
                                                                      ----------
           INVESTMENT BANK/BROKERAGE - 1.5%
   62,700  AMMB Holdings Bhd                                          $   47,850
    1,100  Investec Group Ltd.                                            32,664
  140,400  Polaris Securities Co. Ltd.*                                   52,808
    1,000  Samsung Securities Co. Ltd.*                                   28,450
   68,000  Yuanta Securities Co., Ltd.*                                   39,105
                                                                      ----------
                                                                      $  200,877
                                                                      ----------
           INVESTMENT MANAGEMENT - 1.6%
  106,000  China Development Industrial*                              $   87,435
    3,100  Coronation Holdings Ltd.                                       23,302
    2,090  Nedcor Ltd.                                                    40,769
   45,000  Sanlam Ltd.                                                    61,501
                                                                      ----------
                                                                      $  213,007
                                                                      ----------
           REAL ESTATE - 0.7%
  196,800  New World China Land Ltd.*                                 $   95,879
                                                                      ----------
           REAL ESTATE COMPANIES - 2.1%
   77,700  Great Eagle Holdings Ltd.                                  $  108,085
   25,000  Henderson Land Development Trust                              110,900
   46,000  Kerry Properties Ltd.                                          62,220
                                                                      ----------
                                                                      $  281,205
                                                                      ----------
           TOTAL FINANCIALS                                           $3,819,852
                                                                      ----------
           HEALTH CARE - 0.9%
           HEALTH CARE (DIVERSIFIED) - 0.5%
    1,000  Teva Pharmaceutical Industries Ltd.                        $   62,300
                                                                      ----------
           HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 0.4%
    4,000  E. Merck (India) Ltd.                                      $   29,422
    3,900  Hoechst Marion Roussel Ltd.
           (Demat Shares)                                                 32,658
                                                                      ----------
                                                                      $   62,080
                                                                      ----------
           TOTAL HEALTH CARE                                          $  124,380
                                                                      ----------
           TECHNOLOGY - 5.1%
           COMPUTER (HARDWARE) - 1.5%
    1,415  Samsung Electronics Co.                                    $  208,904
                                                                      ----------
           COMPUTERS (SOFTWARE & SERVICES) - 1.2%
    1,300  Check Point Software Technologies Ltd.*                    $   65,740
    2,000  Hughes Software Systems*                                       26,969
      500  Infosys Technologies Ltd.                                      39,980
    5,000  Satyam Computer Services                                       18,048
      600  Satyam Computer Services Ltd.*                                  5,238
                                                                      ----------
                                                                      $  155,975
                                                                      ----------
           ELECTRONICS (COMPONENT DISTRIBUTOR) - 0.4%
    1,000  Samsung Display Devices*                                   $   48,212
                                                                      ----------
           ELECTRONICS (DEFENSE) - 0.9%
    7,900  Elbit Systems Ltd.                                         $  124,468
                                                                      ----------
           ELECTRONICS (INSTRUMENTATION) - 0.3%
   15,158  Elec & Eltek International Co. Ltd.                        $   45,777
                                                                      ----------
           ELECTRONICS (SEMICONDUCTORS) - 0.4%
   18,816  Taiwan Semiconductor Manufacturing Co.*                    $   34,976
   18,500  United Microelectronics Corp., Ltd.*                           24,556
                                                                      ----------
                                                                      $   59,532
                                                                      ----------
           SERVICES (DATA PROCESSING) - 0.4%
   15,300  Shinawatra Computer Co., Plc*                              $   58,158
                                                                      ----------
           TOTAL TECHNOLOGY                                           $  701,026
                                                                      ----------
           TRANSPORTATION - 1.0%
           RAILROADS - 0.5%
   41,000  Malaysia International Shipping Bhd.                       $   73,368
                                                                      ----------
           SHIPPING - 0.5%
  147,000  Evergreen Marine Corp.*                                    $   65,751
                                                                      ----------
           TOTAL TRANSPORTATION                                       $  139,119
                                                                      ----------
           UTILITIES - 4.6%
           ELECTRIC COMPANIES - 4.1%
  209,000  Beijing Datang Power Generation
           Company Ltd.                                               $   71,678
    6,800  Empresa Nacional Electricidad
           Chile, (A.D.R.)*                                               76,500
    5,700  Enersis SA                                                     85,386
    9,300  Korea Electric Power (A.D.R.)*                                 88,350
    6,900  Korea Electric Power Corp.                                    128,396
   34,000  Manila Electric Co.*                                           35,994
    6,860  Unified Energy System (G.D.R.) (144A)*                         75,840
                                                                      ----------
                                                                      $  562,144
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
           NATURAL GAS - 0.5%
    5,900  Gazprom, (A.D.R.) (144A)*                                 $    64,900
                                                                     -----------
           TOTAL UTILITIES                                           $   627,044
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $14,336,812)                                        $13,280,800
                                                                     -----------
           RIGHTS/WARRANTS - 0.5%

           COMMUNICATION SERVICES - 0.1%
           TELEPHONE - 0.1%
   32,210  Telecom Asia Public Co., Ltd.                             $    10,010
                                                                     -----------
           TOTAL COMMUNICATION                                       $    10,010
                                                                     -----------
           FINANCIALS - 0.4%
           BANKS (MAJOR REGIONAL) - 0.4%
  916,900  Siam Commercial Bank, 5/10/02*                            $    52,684
                                                                     -----------
           BANKS (MONEY CENTER) - 0.0%
   72,000  PT Lippo Bank, 4/15/02*                                   $        --
                                                                     -----------
           TOTAL FINANCIALS                                          $    52,684
                                                                     -----------
           TOTAL RIGHTS/WARRANTS
           (Cost $139,553)                                           $    62,694
                                                                     -----------
           TOTAL INVESTMENT IN SECURITIES
           (Cost $14,808,720)(a)                                     $13,659,194
                                                                     ===========

*     Non-income producing security
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30,2001, the value of these securities amounted to $357,019 or 2.3% of total net assets.
(a) Distribution of investments by country of issue, as percentage of total equity holdings, is as follows:

      South Korea                         11.0%
      Hong Kong                           10.0%
      India                               10.0%
      Mexico                              10.0%
      Taiwan                               8.0%
      Brazil                               8.0%
      South Africa                         7.0%
      Indonesia                            5.0%
      Malaysia                             4.0%
      Thailand                             4.0%
      Chile                                3.0%
      Greece                               3.0%
      Russia                               3.0%
      Singapore                            3.0%
      Poland                               3.0%
      Israel                               2.0%
      Turkey                               2.0%
      Egypt                                1.0%
      Phillipines                          1.0%
      Peoples' Republic of China           1.0%
      Peru                                 1.0%
                                         -----
                                         100.0%
                                         =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/01

                                                                                                         5/1/00
                                                                                      PERIOD ENDED         TO
CLASS II (a)                                                                             6/30/01        12/31/00
Net asset value, beginning of period                                                     $12.08         $ 18.02
                                                                                         ------         -------
Decrease from investment operations:
   Net investment income (loss)                                                          $ 0.05         $ (0.02)
   Net realized and unrealized loss on investments and foreign currency                   (0.61)          (5.59)
    transactions                                                                         ------         -------
    Net decrease from investment operations                                              $(0.56)        $ (5.61)
Distributions to shareowners:
   Net realized gain                                                                         --           (0.33)
                                                                                         ------         -------
Net decrease in net asset value                                                          $(0.56)        $ (5.94)
                                                                                         ------         -------
Net asset value, end of period                                                           $11.52         $ 12.08
                                                                                         ======         =======
Total return*                                                                             (4.64)%        (31.65)%
Ratio of net expenses to average net assets+                                               1.94%**         2.11%**
Ratio of net investment income (loss) to average net assets+                               1.34%**        (0.73)%**
Portfolio turnover rate                                                                     177%**          156%
Net assets, end of period (in thousands)                                                 $7,647         $ 5,819
Ratios assuming no waiver of management fees and assumption of expenses by PIM:
   Net expenses                                                                            3.77%**         4.47%**
   Net investment loss                                                                    (0.49)%**       (3.09)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM:
   Net expenses                                                                            1.94%**         2.09%**
   Net investment income (loss)                                                            1.34%**        (0.71)%**

(a)   Class II shares were first publicly offered May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.
+     Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/01 (UNAUDITED)

                                                                     PIONEER
                                                                EMERGING MARKETS
                                                                  VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (cost $14,808,720)            $13,659,194
  Cash                                                               1,995,374
  Foreign currencies, at value                                         189,388
  Receivables -
   Investment securities sold                                          172,844
   Fund shares sold                                                        409
   Dividends, interest and foreign taxes withheld                      111,485
   Due from Pioneer Investment Management, Inc.                         40,784
  Other                                                                  7,818
                                                                   -----------
      Total assets                                                 $16,177,411
                                                                   -----------

LIABILITIES:
  Payables -
   Investment securities purchased                                 $   341,078
   Fund shares repurchased                                               7,807
  Due to affiliates                                                     11,731
  Accrued expenses                                                      50,406
                                                                   -----------
      Total liabilities                                            $   411,022
                                                                   -----------

NET ASSETS:
  Paid-in capital                                                  $23,728,750
  Accumulated net investment income                                    106,485
  Accumulated undistributed net realized loss                       (6,916,223)
  Net unrealized gain (loss) on:
   Investments                                                      (1,149,526)
   Forward foreign currency contracts and other assets and
    liabilities denominated in foreign currencies                       (3,097)
                                                                   -----------
      Total net assets                                             $15,766,389
                                                                   -----------

NET ASSET VALUE PER SHARE:
  CLASS I:
   (Unlimited number of shares authorized)
   Net assets                                                      $ 8,118,923
   Shares outstanding                                                  702,937
   Net asset value per share                                       $     11.55
                                                                   -----------
  CLASS II:
   (Unlimited number of shares authorized)
   Net assets                                                      $ 7,647,466
   Shares outstanding                                                  664,072
   Net asset value per share                                       $     11.52
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS  (UNAUDITED)

                                                                      PIONEER
                                                                  EMERGING MARKETS
                                                                   VCT PORTFOLIO

                                                                  SIX MONTHS ENDED
                                                                      6/30/01
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $19,786)              $   229,452
  Interest (net of foreign taxes withheld of $368)                       22,784
                                                                    -----------
      Total investment income                                       $   252,236

EXPENSES:
  Management fees                                                   $    89,584
  Transfer agent fees                                                     1,444
  Distribution fees (Class II)                                            8,667
  Administrative fees                                                    21,539
  Custodian fees                                                        144,260
  Professional fees                                                      14,948
  Printing                                                                  181
  Fees and expenses of nonaffiliated trustees                             2,592
  Miscellaneous                                                           2,980
                                                                    -----------
     Total expenses                                                 $   286,195
     Less management fees waived and expenses
      assumed by Pioneer Investment Management, Inc.                   (144,570)
                                                                    -----------
     Net expenses                                                   $   141,625
                                                                    -----------
      Net investment income                                         $   110,611
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                      $(2,879,262)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      (66,064)
                                                                    -----------
                                                                    $(2,945,326)
  Change in net unrealized gain or loss from:
   Investments                                                      $ 2,065,976
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      (12,408)
                                                                    -----------
                                                                    $ 2,053,568
                                                                    -----------
  Net loss on investments and foreign currency
   transactions                                                     $  (891,758)
                                                                    ===========
  Net decrease in net assets resulting
   from operations                                                  $  (781,147)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                            PIONEER
                                                       EMERGING MARKETS
                                                         VCT PORTFOLIO

                                                  SIX MONTHS
                                                     ENDED
                                                    6/30/01          YEAR ENDED
                                                  (UNAUDITED)         12/31/00
FROM OPERATIONS:
Net investment income (loss)                     $    110,611      $   (104,452)
Net realized loss on investments                   (2,945,326)       (4,050,335)
Change in net unrealized gain or loss
  on investments                                    2,053,568        (5,241,025)
                                                 ------------      ------------
     Net decrease in net assets
      resulting from operations                  $   (781,147)     $ (9,395,812)
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
   Class I                                                 --          (380,527)
   Class II                                                --            (2,990)
                                                 ------------      ------------
     Total distributions to shareowners          $         --      $   (383,517)
                                                 ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $  5,118,357      $ 27,231,365
Reinvestment of distributions                              --           383,516
Cost of shares repurchased                         (3,835,213)      (12,249,884)
                                                 ------------      ------------
     Net increase in net assets
      resulting from fund share transactions     $  1,283,144      $ 15,364,997
                                                 ------------      ------------
     Net increase in net assets                  $    501,997      $  5,585,668

NET ASSETS:
Beginning of period                                15,264,392         9,678,724
                                                 ------------      ------------
End of period                                    $ 15,766,389      $ 15,264,392
                                                 ------------      ------------
Accumulated net investment income (loss),
  end of period                                  $    106,485      $     (4,216)
                                                 ============      ============

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/01 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

  Pioneer Emerging Markets VCT Portfolio
    (Emerging Markets Portfolio)
  Pioneer Global Financials VCT Portfolio
    (Global Financials Portfolio)
  Pioneer Europe VCT Portfolio (Europe Portfolio)
  Pioneer International Value VCT Portfolio
    (International Value Portfolio)
  Pioneer Small Company VCT Portfolio
    (Small Company Portfolio)
  Pioneer Mid-Cap Value VCT Portfolio
    (Mid-Cap Value Portfolio)
  Pioneer Growth Shares VCT Portfolio
    (Growth Shares Portfolio)
  Pioneer Fund VCT Portfolio (Fund Portfolio)
  Pioneer Equity-Income VCT Portfolio
    (Equity-Income Portfolio)
  Pioneer Balanced VCT Portfolio (Balanced Portfolio)
  Pioneer Strategic Income VCT Portfolio
    (Strategic Income Portfolio)
  Pioneer Swiss Franc Bond VCT Portfolio
    (Swiss Franc Bond Portfolio)
  Pioneer America Income VCT Portfolio
    (America Income Portfolio)
  Pioneer Money Market VCT Portfolio
    (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

  Pioneer Global Health Care VCT Portfolio
    (Global Health Care Portfolio)
  Pioneer Global Telecoms VCT Portfolio
    (Global Telecoms Portfolio)
  Pioneer Europe Select VCT Portfolio
    (Europe Select Portfolio) Pioneer
  Science & Technology VCT Portfolio
    (Science & Technology Portfolio)
  Pioneer Real Estate Growth VCT Portfolio
    (Real Estate Growth Portfolio)
  Pioneer High Yield VCT Portfolio
    (High Yield Portfolio)

Portfolio share may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    SECURITY VALUATION

      Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

      Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

      Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    FOREIGN CURRENCY TRANSLATION

      The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.    FORWARD FOREIGN CURRENCY CONTRACTS

      Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D.    PORTFOLIO SHARES

      The Portfolios record sales and repurchases of their fund shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $645,588 in commissions on the sale of trust shares for the six months ended June 30, 2001.

E.    REPURCHASE AGREEMENTS

      With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.    TAXES

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2001, the Portfolio paid $25,199 in such taxes.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      Capital loss carryovers are available to offset future realized capital gains. At December 31, 2000, the Portfolio had capital loss carryovers as follows:

                                                                 YEAR OF
PORTFOLIO                           AMOUNT                      EXPIRATION
--------------------------------------------------------------------------------
Emerging Markets Portfolio        $2,148,098                       2008

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2001, $9,996 was payable to PIM related to management fees, administrative fees and certain other services:

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiates is $32.1 in transfer agent fees payable at June 30, 2001.

4. DISTRIBUTION PLANS

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD the principal underwriter for the Trust, and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,414 at June 30, 2001.

5. EXPENSE OFFSETS

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2001, the Portfolios' expenses were not reduced under such arrangements.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2001, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                          GROSS           GROSS        NET APPRECIATION/
PORTFOLIO                TAX COST     APPRECIATION     DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------
High Yield Portfolio    15,437,667       699,012        (2,477,485)       (1,778,473)

7. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2001, were $12,506,054 and 12,713,313 respectively.

8. CAPITAL SHARES

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                    '01 SHARES        '01 AMOUNT
                                    (UNAUDITED)       (UNAUDITED)        '00 SHARES         '00 AMOUNT
--------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
CLASS I:
Shares sold                           140,593         $ 1,646,060          992,499         $ 20,551,085
Reinvestment of distributions              --                  --           22,347              380,527
Shares repurchased                   (218,105)         (2,607,913)        (750,582)         (12,229,682)
                                     ------------------------------------------------------------------
  Net increase (decrease)             (77,512)        $  (961,853)         264,264         $  8,701,930
                                     ==================================================================
CLASS II:
Shares sold                           291,229         $ 3,472,297          482,908         $  6,680,280
Reinvestment of distributions              --                  --              177                2,989
Shares repurchased                   (108,678)         (1,227,300)          (1,564)             (20,202)
                                     ------------------------------------------------------------------
  Net increase                        182,551         $ 2,244,997          481,521         $  6,663,067
                                     ==================================================================

[LOGO] PIONEER
       INVESTMENTS (R)

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DAVID D. TRIPPLE
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   10159-00-0801